Offerings - Offering: 1	Mar. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	4,248,435
Proposed Maximum Offering Price per Unit	13.98
Maximum Aggregate Offering Price	$ 59,393,121.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,202.19
Offering Note	Proposed Maximum Offering Price Per Unit is estimated in accordance with Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of calculating the registration fee. The Proposed Maximum Offering Price Per Security is based upon the average of the high and low prices for the registrant's common stock ("common stock") as reported on the New York Stock Exchange on March 24, 2026 ($13.98). In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee for registration statement No. 333-294583.